Cash generated from operations	12 Months Ended
Dec. 31, 2018
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Cash generated from operations

33. Cash generated from operations

All figures in £ millions	Notes	2018	2017	2016
Profit		590	408	(2,335)
Adjustments for:
Income tax		(92)	13	(222)
Depreciation	10	66	90	95
Amortisation and impairment of acquired intangibles and goodwill	11	99	138	2,733
Amortisation of software	11	88	85	84
Net finance costs	6	55	30	60
Charges relating to GMP equalisation		8	—	—
Share of results of joint ventures and associates	12	(44)	(78)	(97)
Profit on disposal of subsidiaries, associates, investments and fixed assets		(315)	(116)	40
Net foreign exchange adjustment from transactions		28	(26)	43
Share-based payment costs	26	37	33	22
Pre-publication		(37)	(35)	(19)
Inventories		(10)	24	17
Trade and other receivables		(15)	133	156
Trade and other liabilities		35	6	61
Retirement benefit obligations		(9)	(232)	(106)
Provisions for other liabilities and charges		63	(11)	(10)

Net cash generated from operations		547	462	522

Net cash generated from operations is translated at an exchange rate approximating the rate at the date of cash flow. The difference between this rate and the average rate used to translate profit gives rise to a currency adjustment in the reconciliation between net profit and net cash generated from operations. This adjustment reflects the timing difference between recognition of profit and the related cash receipts or payments.

In the cash flow statement, proceeds from sale of property, plant and equipment comprise:

All figures in £ millions	2018	2017	2016
Net book amount	41	12	9
Profit/(loss) on sale of property, plant and equipment	87	(12)	(5)

Proceeds from sale of property, plant and equipment	128	—	4

The movements in the Group’s current and non-current borrowings are as follows:

All figures in £ millions	2017	Financing cash flows	Foreign exchange movements	Fair value and other movements	2018
Financial liabilities
Non-current borrowings	1,066	(441)	10	8	643
Current borrowings	4	(1)	22	—	25

Total	1,070	(442)	32	8	668

	2016	Financing cash flows	Foreign exchange movements	Fair value and other movements	2017
Financial liabilities
Non-current borrowings	2,517	(1,292)	(149)	(10)	1,066
Current borrowings	9	(7)	(1)	3	4

Total	2,526	(1,299)	(150)	(7)	1,070

	2015	Financing cash flows	Foreign exchange movements	Fair value and other movements	2016
Financial liabilities
Non-current borrowings	2,106	(3)	416	(2)	2,517
Current borrowings	247	(248)	5	5	9

Total	2,353	(251)	421	3	2,526

Non-current borrowings include bonds, derivative financial instruments and finance leases. Current borrowings include loans repayable within one year and finance leases, but exclude overdrafts classified within cash and cash equivalents.